Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI Intl Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.4%
AGL Energy Ltd.	356,135	$3,121,196
Aurizon Holdings Ltd.	1,088,830	2,882,659
BHP Group PLC	906,899	17,474,394
BlueScope Steel Ltd.	282,882	2,912,267
Coca-Cola Amatil Ltd.	281,533	2,457,493
Cochlear Ltd.	32,604	4,858,108
Dexus	599,005	3,621,808
Fortescue Metals Group Ltd.	944,472	11,520,750
GPT Group (The)	428,698	1,213,245
Magellan Financial Group Ltd.	71,313	2,759,384
Medibank Pvt Ltd.	1,537,921	2,883,614
Mirvac Group	2,191,593	3,247,388
Rio Tinto Ltd.	206,437	13,399,615
Woolworths Group Ltd.	701,932	18,810,279

		91,162,200

Belgium — 2.6%
Ageas SA/NV	98,968	3,983,022
Etablissements Franz Colruyt NV	30,796	1,823,051
Groupe Bruxelles Lambert SA	49,208	4,028,444
Proximus SADP	83,891	1,631,442
Sofina SA	8,583	2,229,532
UCB SA	70,482	6,953,948

		20,649,439

Canada — 12.6%
Atco Ltd., Class I, NVS	41,689	1,159,669
B2Gold Corp.	575,471	3,698,794
CGI Inc.(a)	133,914	8,302,899
CI Financial Corp.	115,934	1,350,324
Constellation Software Inc.	11,214	11,762,694
Empire Co. Ltd., Class A, NVS	95,684	2,608,552
First Capital Real Estate Investment Trust	58,210	516,025
Hydro One Ltd.(b)	182,806	3,991,062
iA Financial Corp. Inc.	59,220	2,061,719
IGM Financial Inc.	46,697	1,024,403
Intact Financial Corp.	78,436	8,095,671
Kinross Gold Corp.	696,338	5,535,818
Kirkland Lake Gold Ltd.	151,760	6,908,788
Loblaw Companies Ltd.	100,068	4,977,320
Magna International Inc.	162,061	8,268,654
Metro Inc.	141,012	6,572,840
Onex Corp.	47,322	2,044,285
Open Text Corp.	150,434	5,522,739
RioCan REIT	88,655	956,132
SmartCentres Real Estate Investment Trust	39,112	617,766
Thomson Reuters Corp.	97,331	7,561,064
WSP Global Inc.	59,003	3,729,090
Yamana Gold Inc.	528,627	2,937,808

		100,204,116

Denmark — 4.1%
Ambu A/S, Series B	91,844	2,784,153
Coloplast A/S, Class B	65,996	9,631,785
Novo Nordisk A/S, Class B	248,008	15,930,608
Pandora A/S(a)	55,565	4,400,723

		32,747,269

Finland — 0.8%
Elisa OYJ	79,076	3,890,796

Security	Shares	Value

Finland (continued)
Orion OYJ, Class B	58,765	$2,515,625

		6,406,421

France — 4.9%
Alstom SA(a)	32,448	1,454,430
Atos SE(a)	54,481	3,718,883
BioMerieux	23,095	3,438,101
Bouygues SA	125,454	4,113,701
Carrefour SA	185,945	2,893,748
CNP Assurances(a)	93,367	1,051,695
Iliad SA	8,286	1,602,222
Ipsen SA	20,937	1,905,958
La Francaise des Jeux SAEM(b)	48,045	1,800,960
Peugeot SA(a)	326,519	5,868,731
SCOR SE(a)	88,665	2,154,450
STMicroelectronics NV	152,785	4,653,955
Ubisoft Entertainment SA(a)	50,082	4,418,520

		39,075,354

Germany — 2.5%
Brenntag AG	86,096	5,503,854
Carl Zeiss Meditec AG, Bearer	22,454	2,900,648
Hannover Rueck SE	33,557	4,874,380
HeidelbergCement AG	82,985	4,748,187
RWE AG	58,925	2,182,026

		20,209,095

Hong Kong — 2.8%
CK Asset Holdings Ltd.	1,439,000	6,661,650
Hang Lung Properties Ltd.	1,138,000	2,761,776
Hongkong Land Holdings Ltd.	654,200	2,400,914
Kerry Properties Ltd.(c)	361,000	882,617
Sino Land Co. Ltd.	1,750,000	2,067,093
Swire Pacific Ltd., Class A	274,000	1,247,245
Swire Properties Ltd.	647,800	1,733,348
WH Group Ltd.(b)	5,329,000	4,184,944

		21,939,587

Italy — 0.3%
Leonardo SpA(c)	233,147	1,110,224
Telecom Italia SpA/Milano	4,658,718	1,581,342

		2,691,566

Japan — 20.2%
AGC Inc.	103,800	3,222,030
Alfresa Holdings Corp.	104,700	1,913,925
Amada Co. Ltd.	183,200	1,585,958
Astellas Pharma Inc.	1,037,300	14,238,813
Brother Industries Ltd.	123,600	1,898,810
Calbee Inc.	49,300	1,509,087
Daicel Corp.	138,700	987,113
Electric Power Development Co. Ltd.	76,100	1,026,411
FUJIFILM Holdings Corp.	200,200	10,184,270
Fujitsu Ltd.	109,500	12,805,027
Hino Motors Ltd.	157,500	1,199,254
Hitachi Ltd.	538,200	18,029,237
Inpex Corp.	572,200	2,692,963
Japan Airlines Co. Ltd.(a)	63,100	1,096,735
JTEKT Corp.	115,100	907,235
Kamigumi Co. Ltd.	53,600	955,715
Kurita Water Industries Ltd.	53,700	1,592,405
Marubeni Corp.	883,900	4,592,830
Medipal Holdings Corp.	102,900	1,832,789
Mitsubishi Heavy Industries Ltd.	177,800	3,800,403

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.	224,800	$946,164
NEC Corp.	139,800	7,020,758
NH Foods Ltd.	46,000	1,878,898
Nippon Telegraph & Telephone Corp.	715,700	15,034,218
Obayashi Corp.	361,600	3,009,298
ORIX Corp.	736,600	8,564,543
Ricoh Co. Ltd.	379,400	2,475,137
Seiko Epson Corp.	154,200	1,775,940
Shimamura Co. Ltd.	13,500	1,436,005
Shinsei Bank Ltd.	85,700	1,026,367
Shizuoka Bank Ltd. (The)	179,400	1,201,263
Sumitomo Dainippon Pharma Co. Ltd.	98,500	1,151,397
Sumitomo Heavy Industries Ltd.	60,100	1,276,277
Sumitomo Rubber Industries Ltd.	93,600	817,456
Sundrug Co. Ltd.	39,600	1,467,859
Suzuken Co. Ltd.	37,200	1,339,755
Taiheiyo Cement Corp.	66,200	1,547,664
TIS Inc.	124,400	2,381,140
Toho Gas Co. Ltd.	42,000	2,165,487
Tohoku Electric Power Co. Inc.	241,800	2,132,577
Tokyo Electric Power Co. Holdings Inc.(a)	807,500	2,077,841
Tokyo Gas Co. Ltd.	209,600	4,742,766
Toppan Printing Co. Ltd.	148,100	1,874,271
Tosoh Corp.	145,400	2,350,545
Toyo Suisan Kaisha Ltd.	51,500	2,561,699
Toyoda Gosei Co. Ltd.	36,300	916,007
Yamazaki Baking Co. Ltd.	66,800	1,096,507
Yokohama Rubber Co. Ltd. (The)	65,200	929,914

		161,268,763

Netherlands — 8.3%
Aegon NV	1,000,015	2,696,667
AerCap Holdings NV(a)(c)	73,728	1,830,666
EXOR NV	59,696	3,101,344
Koninklijke Ahold Delhaize NV	611,772	16,810,760
Koninklijke Philips NV(a)	398,898	18,528,163
Koninklijke Vopak NV	39,380	2,047,257
NN Group NV	162,180	5,656,124
Randstad NV(a)	66,439	3,320,867
Wolters Kluwer NV	152,161	12,332,684

		66,324,532

New Zealand — 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	184,502	4,267,808
Spark New Zealand Ltd.	1,025,240	3,042,340

		7,310,148

Singapore — 0.8%
Singapore Exchange Ltd.	456,500	2,895,123
Venture Corp. Ltd.	154,300	2,176,359
Yangzijiang Shipbuilding Holdings Ltd.(c)	1,459,800	983,534

		6,055,016

Spain — 0.9%
Enagas SA	84,513	1,824,185
Mapfre SA	615,198	927,297
Red Electrica Corp. SA	247,644	4,363,078

		7,114,560

Sweden — 3.0%
Boliden AB	152,191	4,158,210
Evolution Gaming Group AB(b)	70,991	5,271,796
ICA Gruppen AB	51,545	2,439,675
Kinnevik AB, Class B	134,568	5,520,355

Security	Shares	Value

Sweden (continued)
L E Lundbergforetagen AB, Class B(a)	42,063	$1,893,063
Svenska Cellulosa AB SCA, Class B(a)	335,221	4,547,495

		23,830,594

Switzerland — 7.9%
Adecco Group AG, Registered	86,299	4,237,036
Logitech International SA, Registered	91,428	7,700,880
Nestle SA, Registered	28,189	3,170,897
Roche Holding AG, NVS	80,729	25,961,347
SGS SA, Registered	2,987	7,466,278
Sonova Holding AG, Registered(a)	30,740	7,294,692
Swisscom AG, Registered	14,440	7,346,432

		63,177,562

United Kingdom — 14.3%
3i Group PLC	541,360	6,726,795
Aviva PLC	2,180,978	7,261,514
Barratt Developments PLC(a)	566,129	3,531,924
Berkeley Group Holdings PLC	67,059	3,517,716
Burberry Group PLC	225,535	3,954,324
Direct Line Insurance Group PLC	770,687	2,625,774
Ferguson PLC	125,365	12,517,129
Fiat Chrysler Automobiles NV(a)	611,458	7,508,609
Halma PLC	65,069	1,992,299
Hargreaves Lansdown PLC	160,095	2,799,714
Hikma Pharmaceuticals PLC	81,089	2,631,687
J Sainsbury PLC	998,827	2,603,631
Kingfisher PLC(a)	1,170,831	4,346,364
M&G PLC	1,463,384	2,774,847
Pearson PLC(c)	429,456	2,831,962
Persimmon PLC	177,542	5,362,566
Rio Tinto PLC	347,181	19,558,797
RSA Insurance Group PLC	574,009	3,143,933
Sage Group PLC (The)	608,530	5,001,088
Smith & Nephew PLC	487,220	8,419,624
Taylor Wimpey PLC(a)	1,835,354	2,510,754
Wm Morrison Supermarkets PLC	1,344,532	2,831,984

		114,453,035

Total Common Stocks — 98.3% (Cost: $832,796,143)		784,619,257

Preferred Stocks

Germany — 0.8%
Fuchs Petrolub SE, Preference Shares, NVS	38,853	1,999,494
Porsche Automobil Holding SE, Preference Shares, NVS	85,345	4,573,048

		6,572,542

Italy — 0.2%
Telecom Italia SpA/Milano, Preference Shares, NVS	3,373,736	1,227,306

Total Preferred Stocks — 1.0% (Cost: $9,719,262)		7,799,848

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	9,408,604	9,415,190

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	208,000	$208,000

		9,623,190

Total Short-Term Investments — 1.2% (Cost: $9,624,443)		9,623,190

Total Investments in Securities — 100.5% (Cost: $852,139,848)		802,042,295

Other Assets, Less Liabilities — (0.5)%		(4,075,118)

Net Assets — 100.0%		$797,967,177

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,227,527	$5,190,765	(a)	$—		$(2,270)	$(832)	$9,415,190	9,408,604	$4,006	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	228,000	—		(20,000	)(a)	—	—	208,000	208,000	46		—

						$(2,270)	$(832)	$9,623,190		$4,052		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	9	12/17/20	$931	$(5,323)
Euro STOXX 50 Index	42	12/18/20	1,448	(153,841)
FTSE 100 Index	22	12/18/20	1,582	(111,472)
TOPIX Index	9	12/10/20	1,354	(35,116)

				(305,752)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI Intl Multifactor ETF (Formerly iShares® Edge MSCI Multifactor Intl ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$784,619,257	$—	$—	$784,619,257
Preferred Stocks	7,799,848	—	—	7,799,848
Money Market Funds	9,623,190	—	—	9,623,190

	$802,042,295	$—	$—	$802,042,295

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(305,752)	$—	$—	$(305,752)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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